Valuation and qualifying accounts (Details) - Allowance for Doubtful Accounts [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	€ 152	€ 251	€ 661
Charges to Earnings	2,275	1,749	241
Deductions	(2,196)	(1,848)	(651)
Balance at End of Period	€ 231	€ 152	€ 251